Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2016

Collection Period Start	1-Oct-16	Distribution Date	15-Nov-16
Collection Period End	31-Oct-16	30/360 Days	30
Beg. of Interest Period	17-Oct-16	Actual/360 Days	29
End of Interest Period	15-Nov-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	505,575,944.05	449,710,419.00	0.3992962
Total Securities		1,126,257,618.08	505,575,944.05	449,710,419.00	0.3992962
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	196,318,325.97	140,452,800.92	0.4745027
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	55,865,525.05	183,230.44	188.7348819	0.6190218
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	55,865,525.05	321,959.19

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,839,369.37
Monthly Interest				2,251,450.00
Total Monthly Payments				9,090,819.37

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				343,466.63
Aggregate Sales Proceeds Advance				16,254,830.43
Total Advances				16,598,297.06

Vehicle Disposition Proceeds:
Reallocation Payments				30,999,504.22
Repurchase Payments				2,015,780.55
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,215,150.59
Excess Wear and Tear and Excess Mileage				258,540.79
Remaining Payoffs				0.00
Net Insurance Proceeds				407,641.89
Residual Value Surplus				343,506.84
Total Collections				72,929,241.31

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,111,782.22			1,547
Involuntary Repossession	160,460.00			13
Voluntary Repossession	93,904.00			5
Full Termination	8,622,607.00			675
Bankruptcy	10,751.00			1
Insurance Payoff		402,154.16		24
Customer Payoff			476,093.63	30
Grounding Dealer Payoff	-		7,040,652.63	419
Dealer Purchase	-		2,184,807.87	109
Total	30,999,504.22	402,154.16	9,701,554.13	2,823

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	28,865	579,791,776.26	7.00000%	505,575,944.05
Total Depreciation Received		(8,204,941.17)		(6,611,630.30)
Principal Amount of Gross Losses	(49)	(940,376.93)		(842,523.72)
Repurchase / Reallocation	(148)	(2,269,126.53)		(2,015,780.55)
Early Terminations	(1,323)	(22,991,419.30)		(20,252,555.77)
Scheduled Terminations	(1,789)	(29,792,101.01)		(26,143,034.71)
Pool Balance - End of Period	25,556	515,593,811.32		449,710,419.00

Remaining Pool Balance
Lease Payment				67,474,487.87
Residual Value				382,235,931.13
Total				449,710,419.00

III. DISTRIBUTIONS

Total Collections					72,929,241.31
Reserve Amounts Available for Distribution					2,279,531.96
Total Available for Distribution					75,208,773.27

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					378,551.42
3. Reimbursement of Sales Proceeds Advance					18,221,424.32
4. Servicing Fee:
Servicing Fee Due					421,313.29
Servicing Fee Paid					421,313.29
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					19,021,289.03

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,230.44

Class A-3 Notes Monthly Interest Paid					183,230.44
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	321,959.19
Total Note and Certificate Monthly Interest Paid	321,959.19
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	55,865,525.05

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	55,865,525.05

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	55,865,525.05
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			15,356,545.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,356,545.27
Reserve Fund Draw Amount			2,279,531.96
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			13,077,013.31
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			13,077,013.31

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.61
Monthly Prepayment Speed			85%
Lifetime Prepayment Speed			82%

		$	units
Recoveries of Defaulted and Casualty Receivables		766,434.12
Securitization Value of Gross Losses and Casualty Receivables		842,523.72	49
Aggregate Defaulted and Casualty Gain (Loss)		(76,089.60)
Pool Balance at Beginning of Collection Period		505,575,944.05
Net Loss Ratio
Current Collection Period		-0.0151%
Preceding Collection Period		0.0725%
Second Preceding Collection Period		-0.0456%
Third Preceding Collection Period		-0.0267%

Cumulative Net Losses for all Periods		0.3874%	4,362,723.29

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.93%	4,718,779.31	273
61-90 Days Delinquent	0.21%	1,056,775.58	58
91-120 Days Delinquent	0.08%	410,609.32	21
More than 120 days	0.02%	120,593.26	7
Total Delinquent Receivables:	1.25%	6,306,757.47	359

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.31%	0.30%
Preceding Collection Period		0.27%	0.26%
Second Preceding Collection Period		0.31%	0.30%
Third Preceding Collection Period		0.27%	0.26%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		30,734,389.22	2218
Securitization Value		34,606,588.81	2218
Aggregate Residual Gain (Loss)		(3,872,199.59)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		186,050,481.29	12,694
Cumulative Securitization Value		205,502,319.17	12,694
Cumulative Residual Gain (Loss)		(19,451,837.88)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			33,522,779.64
Reimbursement of Outstanding Advance			18,221,424.32
Additional Advances for current period			16,254,830.43
Ending Balance of Residual Advance			31,556,185.75

Beginning Balance of Payment Advance			970,955.85
Reimbursement of Outstanding Payment Advance			378,551.42
Additional Payment Advances for current period			343,466.63
Ending Balance of Payment Advance			935,871.06

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No